STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8%
Advertising - .5%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	265,000	[b]	245,876
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	250,000	[b]	238,192
					484,068
Aerospace & Defense - 2.2%
Rolls-Royce PLC, Gtd. Notes		5.75	10/15/2027	470,000	[b]	465,296
The Boeing Company, Sr. Unscd. Notes		2.20	2/4/2026	786,000		733,450
The Boeing Company, Sr. Unscd. Notes		6.30	5/1/2029	576,000	[b]	578,650
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	352,000	[b]	353,936
					2,131,332
Airlines - .5%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	528,000	[b]	501,319
Asset-Backed Certificates - 6.2%
AMSR Trust, Ser. 2023-SFR2, Cl. A		3.95	6/17/2040	555,000	[b]	517,579
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2		5.30	6/21/2028	61,746	[b]	61,527
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2		6.18	12/15/2028	100,000	[b]	100,307
CLI Funding VI LLC, Ser. 2020-1A, Cl. A		2.08	9/18/2045	117,457	[b]	104,605
CLI Funding VI LLC, Ser. 2020-3A, Cl. A		2.07	10/18/2045	197,167	[b]	176,331
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	127,807	[b]	90,078
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B		5.45	4/20/2048	92,640	[b]	85,420
Dell Equipment Finance Trust, Ser. 2023-1, Cl. A3		5.65	9/22/2028	310,000	[b]	309,752
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	218,812	[b]	191,577
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A		4.30	1/25/2037	60,973	[b]	58,859
HPEFS Equipment Trust, Ser. 2021-2A, Cl. C		0.88	9/20/2028	146,055	[b]	145,112
Marlette Funding Trust, Ser. 2022-3A, Cl. A		5.18	11/15/2032	8,688	[b]	8,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Asset-Backed Certificates - 6.2% (continued)
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2	6.23	4/20/2054	25,000	[b]	24,741
MVW LLC, Ser. 2020-1A, Cl. A	1.74	10/20/2037	56,307	[b]	52,647
Octane Receivables Trust, Ser. 2023-1A, Cl. B	5.96	7/20/2029	300,000	[b]	299,076
Octane Receivables Trust, Ser. 2023-3A, Cl. A2	6.44	3/20/2029	266,415	[b]	267,999
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A	1.75	9/14/2035	350,000	[b]	324,551
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	193,602	[b]	187,076
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A	2.10	9/20/2045	377,630	[b]	339,982
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A	1.68	2/20/2046	261,333	[b]	228,752
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A	3.53	5/17/2037	546,842	[b]	534,545
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C	4.04	5/17/2037	350,000	[b]	342,996
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1	1.83	11/19/2050	132,924	[b]	123,281
TRP LLC, Ser. 2021-1, Cl. A	2.07	6/19/2051	277,174	[b]	247,765
TRP LLC, Ser. 2021-2, Cl. A	2.15	6/19/2051	283,210	[b]	254,291
Verizon Master Trust, Ser. 2021-1, Cl. C	0.89	5/20/2027	500,000		498,747
Verizon Master Trust, Ser. 2024-1, Cl. C	5.49	12/20/2028	386,000		382,330
				5,958,605
Asset-Backed Certificates/Auto Receivables - 12.1%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3	5.08	12/15/2028	172,000		170,742
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C	1.59	10/20/2025	10,077		10,056
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B	4.81	4/18/2028	214,000		211,103
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. A2	6.19	4/19/2027	271,837		272,521
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A	2.33	8/20/2026	240,000	[b]	231,415
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A	5.44	2/22/2028	385,000	[b]	382,792
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C	5.83	12/15/2028	59,000	[b]	58,545

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Asset-Backed Certificates/Auto Receivables - 12.1% (continued)
BMW Vehicle Lease Trust, Ser.2023-1, Cl. A3		5.16	11/25/2025	56,000		55,871
Capital One Prime Auto Receivables Trust, Ser. 2022-2, Cl. A3		3.66	5/17/2027	302,000		296,116
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000		468,714
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000		394,955
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C		1.30	1/10/2028	206,957		196,432
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	91,600		86,008
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000		213,820
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000		112,916
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C		5.54	11/10/2028	238,000		231,911
Carvana Auto Receivables Trust, Ser. 2023-P4, Cl. A2		6.23	1/11/2027	263,123	[b]	263,649
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1		6.16	10/15/2035	86,925	[b]	87,316
Citizens Auto Receivables Trust, Ser. 2023-2, Cl. A2A		6.09	10/15/2026	128,951	[b]	129,244
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3		5.11	4/17/2028	101,000	[b]	100,315
Enterprise Fleet Financing LLC, Ser. 2022-3, Cl. A2		4.38	7/20/2029	61,316	[b]	60,569
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	59,368		59,120
Exeter Automobile Receivables Trust, Ser. 2022-3A, Cl. B		4.86	12/15/2026	180,563		180,156
Exeter Automobile Receivables Trust, Ser. 2023-4A, Cl. B		6.31	10/15/2027	250,000		250,734
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	317,306
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3	CAD	5.40	9/15/2028	626,000	[b]	456,901
Ford Credit Auto Owner Trust, Ser. 2018-1, Cl. C		3.49	7/15/2031	100,000	[b]	98,092
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	351,733
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C		1.91	10/17/2033	202,000	[b]	186,337
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C		5.22	3/15/2030	325,000		322,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Asset-Backed Certificates/Auto Receivables - 12.1% (continued)
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B	0.73	3/16/2026	300,000		294,263
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, Cl. C	1.94	4/17/2028	170,000		158,170
Hertz Vehicle Financing LLC, Ser. 2021-1A, Cl. A	1.21	12/26/2025	650,000	[b]	636,940
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	333,000		333,627
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3	5.22	2/17/2032	287,000	[b]	284,561
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4	1.27	9/11/2028	600,000	[b]	575,274
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3	5.54	2/10/2028	143,000	[b]	142,227
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C	4.83	12/15/2028	1,000,000	[b]	977,009
Santander Consumer Auto Receivables Trust, Ser. 2020-BA, Cl. C	1.29	4/15/2026	16,656	[b]	16,625
Santander Drive Auto Receivables Trust, Ser. 2021-4, Cl. C	1.26	2/16/2027	155,189		153,344
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. C	4.74	10/16/2028	306,000		301,780
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028	67,000		66,320
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3	4.95	5/21/2029	78,000	[b]	77,028
SFS Auto Receivables Securitization Trust, Ser.2023-1A, Cl. A2A	5.89	3/22/2027	81,190	[b]	81,250
SFS Auto Receivables Securitization Trust, Ser.2023-1A, Cl. A3	5.47	10/20/2028	205,000	[b]	204,697
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3	5.38	6/20/2028	87,000	[b]	86,775
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	514,000		512,465
US Bank NA, Ser. 2023-1, Cl. B	6.79	8/25/2032	203,682	[b]	204,371
Volkswagen Auto Lease Trust, Ser. 2022-A, Cl. A3	3.44	7/21/2025	56,134		55,903
Westlake Automobile Receivables Trust, Ser. 2021-1A, Cl. C	0.95	3/16/2026	45,818	[b]	45,726
Wheels Fleet Lease Funding 1 LLC, Ser. 2022-1A, Cl. A	2.47	10/18/2036	70,537	[b]	70,141
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	101,000		100,057
				11,636,424

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Asset-Backed Certificates/Credit Cards - .1%
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000		47,034
Automobiles & Components - 2.9%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes	6.25	5/15/2026	300,000	[b,c]	299,914
Daimler Truck Finance North America LLC, Gtd. Notes	5.00	1/15/2027	500,000	[b]	493,358
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	500,000		483,786
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000		273,236
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.00	1/9/2028	800,000		807,968
Stellantis Finance US, Inc., Gtd. Notes	1.71	1/29/2027	530,000	[b]	477,595
				2,835,857
Banks - 9.2%
Banco Santander Mexico SA, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	198,826
Banco Santander SA, Sr. Notes	5.55	3/14/2028	600,000		592,781
Bank of America Corp., Jr. Sub. Notes, Ser. JJ	5.13	6/20/2024	192,000	[d]	192,078
Bank of America Corp., Jr. Sub. Notes, Ser. X	6.25	9/5/2024	196,000	[d]	195,852
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000		314,351
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.26	4/8/2029	321,000		316,173
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	363,000	[d]	347,493
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	6.06	10/24/2025	750,000		746,570
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	63,000		61,718
Credit Agricole SA, Sub. Notes	4.38	3/17/2025	600,000		590,125
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[d]	611,332
JPMorgan Chase & Co., Sr. Unscd. Notes	4.08	4/26/2026	500,000		491,490
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000		454,834
Morgan Stanley, Sr. Unscd. Notes	6.14	10/16/2026	300,000		301,750
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	139,000		140,137
State Street Corp., Jr. Sub. Notes, Ser. I	6.70	3/15/2029	121,000	[d]	121,404
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	300,000		286,573
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[c,d]	328,584

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Banks - 9.2% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFR +0.49%)	5.86	10/21/2024	660,000	[e]	660,514
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.67	10/28/2025	379,000		378,695
Truist Financial Corp., Sr. Unscd. Notes	6.05	6/8/2027	450,000		452,475
UBS Group AG, Sr. Unscd. Notes	6.37	7/15/2026	350,000	[b]	351,364
Wells Fargo & Co., Sr. Unscd. Notes	5.20	1/23/2030	700,000		686,581
				8,821,700
Beverage Products - .4%
Bacardi Ltd./Bacardi-Martini BV, Sr. Unscd. Notes	5.25	1/15/2029	380,000	[b]	370,062
Chemicals - 1.4%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes	4.75	6/15/2027	350,000	[b,c]	336,131
Braskem Netherlands Finance BV, Gtd. Notes	4.50	1/10/2028	300,000	[b]	268,090
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000		201,240
MEGlobal Canada ULC, Gtd. Notes	5.00	5/18/2025	300,000		296,090
SNF Group SACA, Sr. Unscd. Notes	3.13	3/15/2027	250,000	[b]	229,817
The Sherwin-Williams Company, Sr. Unscd. Notes	4.05	8/8/2024	48,000		47,780
				1,379,148
Collateralized Loan Obligations Debt - 6.5%
Antares Ltd. CLO, Ser. 2020-1A, Cl. A1R, (3 Month TSFR +1.72%)	7.05	10/23/2033	350,000	[b,e]	350,203
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR +1.46%)	6.79	11/15/2036	365,000	[b,e]	363,964
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1R, (3 Month TSFR +1.42%)	6.75	10/23/2034	360,000	[b,e]	360,191
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR +1.27%)	6.60	10/20/2031	262,295	[b,e]	262,947
Carlyle US Ltd. CLO, Ser. 2017-1A, Cl. A1R, (3 Month TSFR +1.26%)	6.59	4/20/2031	316,952	[b,e]	317,494
Cent 21 Ltd. CLO, Ser. 2014-21A, Cl. A1R3, (3 Month TSFR +1.23%)	6.56	7/27/2030	91,549	[b,e]	91,604
Columbia Cent 30 Ltd. CLO, Ser. 2020-30A, Cl. A1, (3 Month TSFR +1.57%)	6.90	1/20/2034	330,000	[b,e]	330,203

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Collateralized Loan Obligations Debt - 6.5% (continued)
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, (3 Month TSFR +1.23%)	6.56	4/15/2031	222,030	[b,e]	222,300
Dryden 83 Ltd. CLO, Ser. 2020-83A, Cl. B, (3 Month TSFR +1.86%)	7.19	1/18/2032	600,000	[b,e]	600,865
Madison Park Funding XXVII Ltd. CLO, Ser. 2018-27A, Cl. A1A, (3 Month TSFR +1.29%)	6.62	4/20/2030	266,380	[b,e]	266,551
Madison Park Funding XXX Ltd. CLO, Ser. 2018-30A, Cl. A, (3 Month TSFR +1.01%)	6.34	4/15/2029	275,857	[b,e]	276,064
Magnetite XIX Ltd. CLO, Ser. 2017-19A, Cl. AR, (3 Month TSFR +1.31%)	6.63	4/17/2034	325,000	[b,e]	325,908
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)	6.88	10/16/2036	500,000	[b,e]	492,049
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR +1.75%)	7.07	2/19/2037	375,000	[b,e]	369,778
Neuberger Berman Loan Advisers 40 Ltd. CLO, Ser. 2021-40A, Cl. B, (3 Month TSFR +1.66%)	6.99	4/16/2033	400,000	[b,e]	397,466
RIN IV Ltd. CLO, Ser. 2021-1A, Cl. A, (3 Month TSFR +1.56%)	6.89	4/20/2033	250,000	[b,e]	247,181
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, (3 Month TSFR +1.81%)	7.13	1/17/2032	550,000	[b,e]	544,700
TPRK CLO, Ser. 2021-1A, Cl. A1, (3 Month TSFR +1.26%)	6.59	4/15/2034	350,000	[b,e]	350,262
Voya Ltd. CLO, Ser. 2019-1A, Cl. AR, (3 Month TSFR +1.32%)	6.65	4/15/2031	102,835	[b,e]	102,989
				6,272,719
Commercial & Professional Services - 1.4%
Adani Ports & Special Economic Zone Ltd., Sr. Unscd. Notes	3.38	7/24/2024	600,000	[b]	596,480
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	5.75	7/15/2027	300,000	[b]	285,350
United Rentals North America, Inc., Gtd. Notes	4.88	1/15/2028	500,000		479,737
				1,361,567
Commercial Mortgage Pass-Through Certificates - 10.4%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	267,462	[b]	263,938
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2	4.80	11/26/2068	48,912	[b]	47,078
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2	6.86	6/25/2063	135,329	[b]	135,249
BSREP, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.66%)	6.99	8/15/2038	473,853	[b,e]	402,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Commercial Mortgage Pass-Through Certificates - 10.4% (continued)
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)	6.34	8/15/2036	450,000	[b,e]	427,272
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)	6.69	12/15/2037	500,000	[b,e]	499,497
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	346,289	[b]	324,773
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1	1.53	3/15/2061	259,173	[b]	234,521
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, (1 Month TSFR +1.36%)	6.69	11/15/2036	675,000	[b,e]	671,752
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		262,242
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2	7.43	9/25/2068	130,632	[b]	131,745
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2	6.42	4/25/2069	49,627	[b]	49,314
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3	6.52	4/25/2069	49,627	[b]	49,314
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	449,165		443,208
DataBank Issuer, Ser. 2021-1A, Cl. A2	2.06	2/27/2051	300,000	[b]	273,891
DataBank Issuer, Ser. 2021-2A, Cl. A2	2.40	10/25/2051	350,000	[b]	311,952
DataBank Issuer, Ser. 2023-1A, Cl. A2	5.12	2/25/2053	270,000	[b]	253,344
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	305,000	[b]	276,476
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3	7.16	2/25/2068	400,379	[b]	396,373
JP Morgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B	6.02	6/25/2054	390,060	[b]	386,396
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	314,588		307,898
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A	2.97	12/15/2038	172,355	[b]	156,869
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	1,125,000	[b]	981,789
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1	2.28	4/25/2061	488,394	[b]	412,575
OBX Trust, Ser. 2023-NQM2, Cl. A1	6.32	1/25/2062	367,375	[b]	366,454
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B	6.29	4/25/2044	302,186	[b]	300,388

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Commercial Mortgage Pass-Through Certificates - 10.4% (continued)
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1	3.75	1/25/2063	93,549	[b]	86,955
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	321,057	[b]	303,908
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2	2.17	10/15/2046	250,000	[b]	226,286
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2	1.99	9/15/2045	414,000	[b]	358,694
Verus Securitization Trust, Ser. 2019-INV2, Cl. A1	3.91	7/25/2059	75,792	[b]	72,932
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	259,448		255,330
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A2	2.50	6/15/2053	300,000		287,658
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR +1.26%)	6.59	2/15/2040	114,529	[b,e]	114,285
				10,072,679
Consumer Discretionary - 3.3%
Caesars Entertainment, Inc., Gtd. Notes	8.13	7/1/2027	270,000	[b]	273,837
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	99,000	[b]	99,757
Carnival Corp., Gtd. Notes	5.75	3/1/2027	250,000	[b]	244,160
International Game Technology PLC, Sr. Scd. Notes	4.13	4/15/2026	500,000	[b]	481,850
International Game Technology PLC, Sr. Scd. Notes	5.25	1/15/2029	300,000	[b]	283,591
Light & Wonder International, Inc., Gtd. Notes	7.25	11/15/2029	300,000	[b]	303,025
MGM China Holdings Ltd., Sr. Unscd. Notes	4.75	2/1/2027	500,000	[b]	472,314
NCL Corp. Ltd., Gtd. Notes	5.88	3/15/2026	250,000	[b]	245,133
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.50	8/31/2026	250,000	[b]	245,408
Wynn Macau Ltd., Sr. Unscd. Notes	5.63	8/26/2028	600,000	[b,c]	553,828
				3,202,903
Diversified Financials - 3.8%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	700,000		652,426
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000		439,075
Air Lease Corp., Sr. Unscd. Notes	5.10	3/1/2029	600,000		583,500
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	330,000		317,513
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	145,000		146,203

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Diversified Financials - 3.8% (continued)
Capital One Financial Corp., Sub. Notes	4.20	10/29/2025	650,000		633,677
Discover Financial Services, Sr. Unscd. Notes	3.75	3/4/2025	450,000		442,035
MDGH GMTN RSC Ltd., Gtd. Notes	2.50	11/7/2024	320,000		314,355
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	85,000		84,585
				3,613,369
Energy - 9.8%
Aker BP ASA, Sr. Unscd. Notes	3.00	1/15/2025	325,000	[b]	317,665
BP Capital Markets PLC, Gtd. Notes	4.38	6/22/2025	72,000	[d]	70,568
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	716,000	[b]	715,799
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	14,000	[b]	14,501
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes	6.06	8/15/2026	500,000	[b]	501,841
CVR Energy, Inc., Gtd. Bonds	5.75	2/15/2028	500,000	[b]	465,043
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	279,000		273,737
Enbridge, Inc., Gtd. Notes	5.25	4/5/2027	1,000,000		992,484
Energy Transfer LP, Gtd. Notes	5.63	5/1/2027	675,000	[b]	668,918
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000		452,884
Enterprise Products Operating LLC, Gtd. Notes	5.05	1/10/2026	136,000		135,304
EQT Corp., Sr. Unscd. Notes	5.70	4/1/2028	475,000		473,683
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.25	5/15/2026	350,000		347,326
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	54,000		52,894
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.00	8/1/2027	500,000		496,519
Global Partners LP/GLP Finance Corp., Gtd. Notes	8.25	1/15/2032	22,000	[b]	22,554
Hess Midstream Operations LP, Gtd. Notes	5.63	2/15/2026	300,000	[b]	296,874
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	501,000	[b]	494,763
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	8.88	7/15/2028	113,000	[b]	118,559
Ithaca Energy North Sea PLC, Gtd. Notes	9.00	7/15/2026	250,000	[b]	251,853
Leviathan Bond Ltd., Sr. Scd. Notes	6.13	6/30/2025	300,000	[b]	292,515
Occidental Petroleum Corp., Sr. Unscd. Notes	6.38	9/1/2028	300,000		306,913
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	82,000		82,285
Petroleos Mexicanos, Gtd. Notes	4.25	1/15/2025	1,000,000	[c]	979,936

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Energy - 9.8% (continued)
Pioneer Natural Resources Co., Sr. Unscd. Notes	5.10	3/29/2026	150,000		148,954
Targa Resources Corp., Gtd. Notes	5.20	7/1/2027	500,000		494,558
				9,468,930
Food Products - .5%
Motorola Solutions, Inc., Gtd. Notes	7.00	5/14/2026	210,000	[b]	208,872
US Foods, Inc., Gtd. Notes	6.88	9/15/2028	239,000	[b,c]	241,333
				450,205
Foreign Governmental - .5%
Hungary, Sr. Unscd. Notes	6.13	5/22/2028	200,000	[b]	202,360
Romania, Sr. Unscd. Notes	6.63	2/17/2028	300,000	[b]	304,081
				506,441
Health Care - 1.4%
Avantor Funding, Inc., Gtd. Notes	4.63	7/15/2028	310,000	[b]	288,471
Elevance Health, Inc., Sr. Unscd. Notes	5.35	10/15/2025	155,000		154,510
HCA, Inc., Gtd. Notes	5.38	2/1/2025	300,000		298,708
Royalty Pharma PLC, Gtd. Notes	1.20	9/2/2025	325,000		306,134
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	7.88	9/15/2029	250,000		262,782
				1,310,605
Industrial - 1.2%
AGCO Corp., Gtd. Notes	5.45	3/21/2027	272,000		271,109
Benteler International AG, Sr. Scd. Notes	10.50	5/15/2028	500,000	[b]	532,838
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	400,000	[b]	383,051
				1,186,998
Insurance - .8%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	400,000	[b,d]	323,194
Brighthouse Financial Global Funding, Scd. Notes	5.55	4/9/2027	495,000	[b]	490,573
				813,767
Materials - 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes	6.00	6/15/2027	500,000	[b]	485,219
Berry Global, Inc., Sr. Scd. Notes	4.88	7/15/2026	150,000	[b,c]	146,933
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes	4.75	2/1/2026	190,000		186,110
Owens-Brockway Glass Container, Inc., Gtd. Notes	6.38	8/15/2025	250,000	[b]	251,197
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	1,075,000	[b]	966,583
				2,036,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	300,000	[b]	281,422
Paramount Global, Jr. Sub. Notes		6.38	3/30/2062	550,000	[c]	509,226
Sirius XM Radio, Inc., Gtd. Notes		5.00	8/1/2027	500,000	[b]	472,663
Univision Communications, Inc., Sr. Scd. Notes		8.00	8/15/2028	8,000	[b]	7,998
UPC Holding IV BV, Sr. Scd. Notes		5.50	1/15/2028	500,000	[b]	471,391
Ziggo Bond Co. BV, Sr. Unscd. Notes		6.00	1/15/2027	250,000	[b,c]	246,037
					1,988,737
Metals & Mining - .8%
Anglo American Capital PLC, Gtd. Notes		3.63	9/11/2024	300,000	[b]	297,317
Cleveland-Cliffs, Inc., Gtd. Notes		5.88	6/1/2027	500,000	[c]	495,172
					792,489
Real Estate - 4.8%
Brixmor Operating Partnership LP, Sr. Unscd. Notes		2.25	4/1/2028	355,000		310,501
Brixmor Operating Partnership LP, Sr. Unscd. Notes		3.85	2/1/2025	95,000		93,494
EPR Properties, Gtd. Notes		4.50	4/1/2025	196,000		193,072
Equinix, Inc., Sr. Unscd. Notes		1.00	9/15/2025	430,000		402,371
Extra Space Storage LP, Gtd. Notes		5.70	4/1/2028	80,000		80,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes		5.25	6/1/2025	500,000		495,704
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes		5.38	4/15/2026	710,000		701,411
Kimco Realty OP LLC, Gtd. Notes		3.85	6/1/2025	235,000		230,010
Kite Realty Group LP, Sr. Unscd. Notes		4.00	10/1/2026	67,000		63,598
Prologis Targeted US Logistics Fund LP, Gtd. Notes		5.25	4/1/2029	226,000	[b]	221,788
SBA Tower Trust, Asset Backed Notes		1.84	4/15/2027	500,000	[b]	444,292
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	275,000	[b]	256,075
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	635,579
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes		3.50	2/15/2025	225,000	[b]	220,875
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000		286,234
					4,635,004
Retailing - 1.4%
Asbury Automotive Group, Inc., Gtd. Notes		4.63	11/15/2029	535,000	[b,c]	484,303
Autozone, Inc., Sr. Unscd. Notes		3.63	4/15/2025	300,000		294,356

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Retailing - 1.4% (continued)
CK Hutchison Europe Finance 18 Ltd., Gtd. Bonds	EUR	1.25	4/13/2025	300,000		311,714
SRS Distribution, Inc., Gtd. Notes		6.13	7/1/2029	235,000	[b]	238,706
					1,329,079
Supranational Bank - .3%
The African Export-Import Bank, Sr. Unscd. Notes		4.13	6/20/2024	300,000		299,262
Technology Hardware & Equipment - .3%
Kyndryl Holdings, Inc., Sr. Unscd. Notes		2.05	10/15/2026	258,000		235,907
Telecommunication Services - 1.3%
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	300,000	[b]	298,842
Millicom International Cellular SA, Sr. Unscd. Notes		5.13	1/15/2028	495,000	[b]	457,129
T-Mobile USA, Inc., Gtd. Notes		4.75	2/1/2028	450,000		438,447
T-Mobile USA, Inc., Gtd. Notes		4.95	3/15/2028	58,000		56,968
					1,251,386
U.S. Government Agencies Collateralized Mortgage Obligations - 1.4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB		4.00	6/15/2024	2,063	[f]	2,057
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC		3.00	8/15/2040	39,066	[f]	37,714
Federal Home Loan Mortgage Corp., REMIC, Ser. 4838, Cl. VA		4.00	3/15/2036	267,719	[f]	261,889
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA		1.00	7/15/2039	366,283	[f]	325,233
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU		2.50	5/25/2060	86,475	[f]	77,012
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1		3.50	11/25/2028	52,414	[f]	48,764
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP		3.00	3/25/2033	35,337	[f]	34,071
Government National Mortgage Association, Ser. 2022-173, Cl. PQ		5.00	6/20/2051	617,658		601,230
					1,387,970
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, (1 Month SOFR +2.00%)		7.33	1/25/2051	41,945	[b,e,f]	41,069

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
U.S. Government Agencies Mortgage-Backed - .1%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			66,270	[f]	62,893
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			1,459		1,507
7.50%, 11/20/2029-12/20/2030			1,316		1,343
				65,743
U.S. Treasury Securities - 3.1%
U.S. Treasury Floating Rate Notes, (3 Month USBMMY +0.04%)	5.36	7/31/2024	3,000,000	[e]	3,000,090
Utilities - 6.0%
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.60	3/1/2028	375,000		375,421
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	575,000		560,993
DTE Energy Co., Sr. Unscd. Notes	4.22	11/1/2024	207,000		205,201
Duke Energy Corp., Sr. Unscd. Notes	4.85	1/5/2027	450,000		443,197
Electricite de France SA, Sr. Unscd. Notes	5.70	5/23/2028	457,000	[b]	458,980
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	200,000	[b]	208,603
Evergy Missouri West, Inc., First Mortgage Bonds	5.15	12/15/2027	855,000	[b]	843,289
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B	4.15	7/15/2027	400,000	[c]	377,162
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.26	9/1/2024	82,000		81,547
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.05	3/1/2025	62,000		62,134
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	230,000		227,550
NRG Energy, Inc., Sr. Scd. Notes	4.45	6/15/2029	550,000	[b]	510,677
System Energy Resources, Inc., First Mortgage Bonds	6.00	4/15/2028	500,000		503,044
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	500,000		492,490
Vistra Operations Co. LLC, Gtd. Notes	5.00	7/31/2027	500,000	[b]	476,299
				5,826,587
Total Bonds and Notes (cost $97,910,080)			95,315,097
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,342,607)	5.41		3,342,607	[g]	3,342,607

Investment of Cash Collateral for Securities Loaned - 4.8%
Registered Investment Companies - 4.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,611,729)	5.41	4,611,729	[g] 4,611,729
Total Investments (cost $105,864,416)		107.0%	103,269,433
Liabilities, Less Cash and Receivables		(7.0%)	(6,791,512)
Net Assets		100.0%	96,477,921

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

USBMMY—U.S. Treasury Bill Money Market Yield

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities were valued at $52,045,511 or 53.95% of net assets.

c Security, or portion thereof, on loan. At April 30, 2024, the value of the fund’s securities on loan was $4,435,762 and the value of the collateral was $4,611,729, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	81	6/28/2024	16,592,960	16,415,156	(177,804)
U.S. Treasury 5 Year Notes	147	6/28/2024	15,695,121	15,397,102	(298,019)
Futures Short
Canadian 10 Year Bond	3	6/19/2024	260,506[a]	254,945	5,561
Euro-Bobl	2	6/6/2024	251,345[a]	248,508	2,837
Euro-Schatz	4	6/6/2024	450,953[a]	448,694	2,259
U.S. Treasury 10 Year Notes	11	6/18/2024	1,212,778	1,181,813	30,965
U.S. Treasury Ultra Long Bond	4	6/18/2024	502,500	478,250	24,250
Ultra 10 Year U.S. Treasury Notes	3	6/18/2024	341,713	330,656	11,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Gross Unrealized Appreciation				76,929
Gross Unrealized Depreciation				(475,823)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	1,624,230	Euro	1,492,000	5/14/2024	31,087
United States Dollar	878,302	Canadian Dollar	1,185,000	5/14/2024	17,322
Morgan Stanley & Co. LLC
Euro	846,000	United States Dollar	911,812	5/14/2024	(8,462)
Gross Unrealized Appreciation					48,409
Gross Unrealized Depreciation					(8,462)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2024 (Unaudited)

The following is a summary of the inputs used as of April 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	21,184,177	-	21,184,177
Collateralized Loan Obligations	-	6,272,719	-	6,272,719
Commercial Mortgage-Backed	-	6,530,565	-	6,530,565
Corporate Bonds	-	56,326,323	-	56,326,323
Foreign Governmental	-	506,441	-	506,441
Investment Companies	7,954,336	-	-	7,954,336
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,387,970	-	1,387,970
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	41,069	-	41,069
U.S. Government Agencies Mortgage-Backed	-	65,743	-	65,743
U.S. Treasury Securities	-	3,000,090	-	3,000,090
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	48,409	-	48,409
Futures††	76,929	-	-	76,929
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(8,462)	-	(8,462)
Futures††	(475,823)	-	-	(475,823)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At April 30, 2024, accumulated net unrealized depreciation on investments was $2,953,930, consisting of $350,354 gross unrealized appreciation and $3,304,284 gross unrealized depreciation.

At April 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.